UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Operations LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/    Howard M. Felson     New York, New York     February 08, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-11378                     Allen Investment Management LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $33,369 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      288    63920 SH       DEFINED                 63920        0        0
AMERICAN EXPRESS CO            COM              025816109     1019    21600 SH       DEFINED                 21600        0        0
APPLE INC                      COM              037833100     2709     6688 SH       DEFINED                  6688        0        0
ARGAN INC                      COM              04010E109     1217    80000 SH       DEFINED                 80000        0        0
COCA COLA CO                   COM              191216100     2304    32927 SH       DEFINED                 32927        0        0
FASTENAL CO                    COM              311900104      698    16000 SH       DEFINED                 16000        0        0
FIRST REP BK SAN FRAN CALI N   COM              33616C100     2078    67900 SH       DEFINED                 67900        0        0
GROUPON INC                    COM CL A         399473107     6948   336800 SH       DEFINED                336800        0        0
HOLLYFRONTIER CORP             COM              436106108       23      962 SH       DEFINED                   962        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      458    10754 SH       DEFINED                 10754        0        0
LOWES COS INC                  COM              548661107     3411   134400 SH       DEFINED                134400        0        0
MASTERCARD INC                 CL A             57636Q104     2484     6663 SH       DEFINED                  6663        0        0
MCDONALDS CORP                 COM              580135101      462     4600 SH       DEFINED                  4600        0        0
MEDASSETS INC                  COM              584045108      694    75000 SH       DEFINED                 75000        0        0
MELA SCIENCES INC              COM              55277R100       51    13878 SH       DEFINED                 13878        0        0
NETFLIX INC                    COM              64110L106      921    13285 SH       DEFINED                 13285        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      540    14779 SH       DEFINED                 14779        0        0
PROCTER & GAMBLE CO            COM              742718109     3889    58300 SH       DEFINED                 58300        0        0
QUALCOMM INC                   COM              747525103     1641    30000 SH       DEFINED                 30000        0        0
XO GROUP INC                   COM              983772104     1534   184001 SH       DEFINED                184001        0        0